13 Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesLineItems [Line Items]
Other current taxes recoverable	R$ 1,565,323	R$ 205,060
Other noncurrent taxes recoverable	4,539,498	322,011
Other current tax obligations	490,608	501,068
Other noncurrent tax obligations	622,483	662,114
Recoverable ICMS (VAT) [member]
DisclosureOfTaxesLineItems [Line Items]
Other current taxes recoverable	89,942	103,977
Other noncurrent taxes recoverable	84,376	74,568
Recoverable PIS/Pasep and Cofins Taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Other current taxes recoverable	1,474,119	98,942
Other noncurrent taxes recoverable	4,421,403	213,667
Other Recoverable Taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Other current taxes recoverable	1,262	2,141
Other noncurrent taxes recoverable	33,719	33,776
ICMS (VAT) payable [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations	201,138	179,662
PIS/Pasep and Cofins Payable [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations	179,133	125,197
IRRF on JSCP [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations	43,950	117,807
Special Tax Regularization Program - Pert [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations	50,565	49,310
Ordinary Financing of Taxes With The Federal Tax Authorities [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations		18,063
Other Taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Other current tax obligations	15,822	11,029
Social Security Contributions - Injunction on Judicial Deposit [member]
DisclosureOfTaxesLineItems [Line Items]
Other noncurrent tax obligations	209,145	209,747
Special Tax Regularization Program - Pert [member]
DisclosureOfTaxesLineItems [Line Items]
Other noncurrent tax obligations	408,738	447,897
Other Taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Other noncurrent tax obligations	R$ 4,600	R$ 4,470